Investments accounted for using equity method (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of investments accounted for using equity method [Abstract]
Investments In Joint Ventures And Associates [Text Block]
The share value of investments in joint ventures and associates are detailed as follows:

	Percentage of participation	As of December 31, 2022	As of December 31, 2021
	%	ThCh$	ThCh$
Cervecería Austral S.A.	50.00	10,829,522	12,235,881
Central Cervecera de Colombia S.A.S.	50.00	21,228,654	22,337,040
Zona Franca Central Cervecera S.A.S.	50.00	84,611,035	102,959,342
Aguas de Origen S.A.	50.00	19,832,320	-
Total joint ventures		136,501,531	137,532,263
Aguas Danone de Argentina S.A.	49.00	3,565,708	-
Other companies		858,773	582,217
Total associates		4,424,481	582,217
Total		140,926,012	138,114,480

Disclosure Of Acquisition Of Joint Ventures And Associates Reported Net Of Impairment Loss [Text Block]
The above mentioned values include goodwill generated in the acquisition of the following joint venture and associate, which are presented net of any impairment loss:

	As of December 31, 2022	As of December 31, 2021
	ThCh$	ThCh$
Cervecería Austral S.A.	1,894,770	1,894,770
Aguas de Origen S.A.	104,552	-
Aguas Danone de Argentina S.A.	2,336,251	-
Total	4,335,573	1,894,770

Disclosure Of Share Of Profit Loss Of Associates And Joint Ventures Accounted For Using Equity Method [Text Block]
The share of net income (loss) of joint ventures and associates accounted for using the equity method are detailed as follows:

	For the years ended as of December 31,
	2022	2021	2020
	ThCh$	ThCh$	ThCh$
Central Cervecera de Colombia S.A.S.	(9,410,015)	(5,935,519)	(11,577,019)
Zona Franca Central Cervecera S.A.S.	(1,965,827)	2,904,998	1,690,661
Cervecería Austral S.A.	2,533,720	-	-
Aguas Danone de Origen S.A.	2,817,243	3,957,553	1,799,437
Foods Compañía de Alimentos CCU Ltda.	-	-	(354,154)
Total joint ventures	(6,024,879)	927,032	(8,441,075)
Aguas Danone de Argentina S.A.	(5,272,903)	-	-
Other companies	319,714	(701,006)	3,866
Total associates	(4,953,189)	(701,006)	3,866
Total	(10,978,068)	226,026	(8,437,209)

Changes In Investments In Joint Ventures And Associates [Text Block]
Changes in investments in joint ventures and associates are detailed as follows:

	As of December 31, 2022	As of December 31, 2021
	ThCh$	ThCh$
Balance at the beginning of year	138,114,480	131,106,785
Other payments to acquire interests in joint ventures and associates	36,465,915	5,791,718
Share of net income (loss) of joint ventures and associates accounted for using the equity method	(10,978,068)	226,026
Dividends received	(4,164,922)	(1,651,730)
Others (*)	(18,511,393)	2,641,681
Total	140,926,012	138,114,480

(*) Mainly includes effects from the foreign currency of joint ventures.

Summary Of Significant Financial Information Related To Joint Ventures And Associates [Text Block]
Summarized financial information for associates and joint ventures: The tables below provide summarized financial information for those joint ventures and associates that are material to the group. The information disclosed reflects the amounts presented in the financial statements of the relevant associates and joint ventures and not the Company's share of those amounts. They have been amended to reflect adjustments made by the entity when using the equity method, including fair value adjustments.

	Associates	Joint ventures
	As of December 31, 2022	As of December 31, 2022	As of December 31, 2021
	ThCh$	ThCh$	ThCh$
Assets and Liabilities
Current assets	1,002,278	185,086,705	119,216,592
Non-current assets	3,554,693	287,017,890	308,504,421
Current liabilities	885,460	127,663,233	94,235,491
Non-current liabilities	1,162,416	75,013,628	62,342,964

	Associates	Joint ventures
	For the years ended as of December 31,
	2022	2022	2021	2020
	ThCh$	ThCh$	ThCh$	ThCh$
Income Statement (Summarized)
Net sales	133,790,585	327,979,632	266,707,778	186,220,125
Operating result	(8,524,865)	(8,895,582)	(3,907,203)	(17,903,426)
Net income for year	(13,235,375)	(14,228,664)	548,637	(17,637,644)
Other comprehensive income	-	(28,791,782)	16,571,448	10,808,355
Depreciation and amortization	(3,739,776)	(16,901,777)	(15,726,722)	(16,209,859)